Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend 2015 Fund (formerly Fidelity Flex℠ Freedom 2015 Fund)

December 31, 2019

Z15-QTLY-0220
1.9884235.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	347	$5,221
Fidelity Series Commodity Strategy Fund (a)	874	4,158
Fidelity Series Large Cap Growth Index Fund (a)	351	4,096
Fidelity Series Large Cap Stock Fund (a)	259	4,107
Fidelity Series Large Cap Value Index Fund (a)	584	7,709
Fidelity Series Small Cap Opportunities Fund (a)	151	2,109
Fidelity Series Value Discovery Fund (a)	180	2,441
TOTAL DOMESTIC EQUITY FUNDS
(Cost $28,550)		29,841

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	66	744
Fidelity Series Emerging Markets Fund (a)	93	904
Fidelity Series Emerging Markets Opportunities Fund (a)	396	8,164
Fidelity Series International Growth Fund (a)	282	4,948
Fidelity Series International Index Fund (a)	154	1,645
Fidelity Series International Small Cap Fund (a)	86	1,487
Fidelity Series International Value Fund (a)	498	4,927
Fidelity Series Overseas Fund (a)	246	2,655
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,740)		25,474

Bond Funds - 41.6%
Fidelity Series Corporate Bond Fund (a)	673	7,212
Fidelity Series Emerging Markets Debt Fund (a)	78	747
Fidelity Series Floating Rate High Income Fund (a)	19	173
Fidelity Series Government Bond Index Fund (a)	938	9,811
Fidelity Series High Income Fund (a)	92	885
Fidelity Series Inflation-Protected Bond Index Fund (a)	965	9,696
Fidelity Series International Credit Fund (a)	6	61
Fidelity Series Investment Grade Bond Fund (a)	895	10,353
Fidelity Series Investment Grade Securitized Fund (a)	692	7,125
Fidelity Series Long-Term Treasury Bond Index Fund (a)	342	3,011
Fidelity Series Real Estate Income Fund (a)	50	561
TOTAL BOND FUNDS
(Cost $49,264)		49,635

Short-Term Funds - 12.0%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	2,852	2,852
Fidelity Series Short-Term Credit Fund (a)	283	2,857
Fidelity Series Treasury Bill Index Fund (a)	856	8,555
TOTAL SHORT-TERM FUNDS
(Cost $14,236)		14,264
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,790)		119,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$119,217

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,172	$65	$1,311	$--	$(168)	$242	$--
Fidelity Series Blue Chip Growth Fund	2,112	4,017	1,295	261	56	331	5,221
Fidelity Series Canada Fund	567	135	16	16	--	58	744
Fidelity Series Commodity Strategy Fund	3,270	1,048	167	62	(12)	19	4,158
Fidelity Series Corporate Bond Fund	--	7,208	1	89	--	5	7,212
Fidelity Series Emerging Markets Debt Fund	768	51	73	35	(6)	7	747
Fidelity Series Emerging Markets Fund	671	236	10	20	--	7	904
Fidelity Series Emerging Markets Opportunities Fund	6,070	1,523	254	201	9	816	8,164
Fidelity Series Floating Rate High Income Fund	165	7	--	7	--	1	173
Fidelity Series Government Bond Index Fund	--	9,962	14	82	--	(137)	9,811
Fidelity Series Government Money Market Fund 1.65%	9,832	1,544	8,524	132	--	--	2,852
Fidelity Series Growth Company Fund	4,276	58	4,504	--	422	(252)	--
Fidelity Series High Income Fund	825	43	--	42	--	17	885
Fidelity Series Inflation-Protected Bond Index Fund	8,072	1,528	126	127	--	222	9,696
Fidelity Series International Credit Fund	57	3	--	4	--	1	61
Fidelity Series International Growth Fund	5,284	571	1,662	174	103	652	4,948
Fidelity Series International Index Fund	--	1,572	--	31	--	73	1,645
Fidelity Series International Small Cap Fund	1,267	183	109	61	(5)	151	1,487
Fidelity Series International Value Fund	5,250	783	1,442	192	(97)	433	4,927
Fidelity Series Intrinsic Opportunities Fund	5,248	279	5,338	196	(323)	134	--
Fidelity Series Investment Grade Bond Fund	29,732	2,764	23,212	544	557	512	10,353
Fidelity Series Investment Grade Securitized Fund	--	7,206	15	110	--	(66)	7,125
Fidelity Series Large Cap Growth Index Fund	--	4,537	789	50	29	319	4,096
Fidelity Series Large Cap Stock Fund	4,537	498	1,288	300	28	332	4,107
Fidelity Series Large Cap Value Index Fund	1,269	7,695	1,393	470	23	115	7,709
Fidelity Series Long-Term Treasury Bond Index Fund	5,489	704	3,402	299	319	(99)	3,011
Fidelity Series Opportunistic Insights Fund	2,297	27	2,440	--	142	(26)	--
Fidelity Series Overseas Fund	--	2,444	--	10	--	211	2,655
Fidelity Series Real Estate Income Fund	514	38	2	33	--	11	561
Fidelity Series Short-Term Credit Fund	2,458	532	162	54	1	28	2,857
Fidelity Series Small Cap Discovery Fund	615	15	644	13	(3)	17	--
Fidelity Series Small Cap Opportunities Fund	1,888	581	459	120	(21)	120	2,109
Fidelity Series Stock Selector Large Cap Value Fund	3,465	42	3,711	--	(7)	211	--
Fidelity Series Treasury Bill Index Fund	--	8,580	25	42	--	--	8,555
Fidelity Series Value Discovery Fund	2,451	375	598	95	3	210	2,441
Total	$109,621	$66,854	$62,986	$3,872	$1,050	$4,675	$119,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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